Debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Debt

	At December 31 2018	At December 31 2017
$1.0 billion notes (a)
3.625% 7-year notes due June 2021 ($550 million)	$548	$547
5.45% 30-year notes due June 2044 ($450 million)	445	444
	993	991
$1.5 billion notes (b)
2.125% 5-year notes due March 2018 ($500 million)	—	499
3.70% 10-year notes due March 2023 ($1 billion)	994	993
	994	1,492
Term loans (c)	400	—
$3.0 billion credit facility (d)	480	—
	2,867	2,483
Less: current portion of debt (b)(c)	(400)	(499)
	$2,467	$1,984

(a)

The $1.0 billion notes consist of $550 million in 7-year notes (the “7-year Notes”) and $450 million in 30-year notes (the “30-year Notes”). In 2014, the Company received total proceeds of $988 million from the issuance of the $1.0 billion notes, net of transaction costs. The $1.0 billion notes are unsecured and interest is payable semi-annually in arrears on June 9 and December 9 of each year, beginning on December 9, 2014. The $1.0 billion notes are callable at anytime by the Company prior to maturity, subject to make-whole provisions. The 7-year Notes and the 30-year Notes are accreted to the face value over their respective terms using annual effective interest rates of 3.75% and 5.49%, respectively.

(b)

The $1.5 billion notes consist of $500 million in 5-year notes (“5-year Notes”) and $1.0 billion in 10-year notes (“10-year Notes”). In 2013, the Company received total proceeds of $1.48 billion from the issuance of the $1.5 billion notes, net of transaction costs. The $1.5 billion notes are unsecured and interest is payable semi-annually in arrears on March 15 and September 15 of each year, beginning on September 15, 2013. The $1.5 billion notes are callable at anytime by the Company prior to maturity, subject to make-whole provisions. The 5-year Notes and the 10-year Notes are accreted to face value over their respective terms using annual effective interest rates of 2.37% and 3.84%, respectively. The 5-year notes were repaid as due in March 2018.

(c)

In March 2018, the Company entered into three one-year revolving term loan arrangements, totaling $400 million. The term loans bear interest at LIBOR plus 0.65%, reset monthly, and are repayable before March 14, 2019 without penalty.

(d)

In June 2018, the Company extended the term of its $3.0 billion revolving credit facility to June 30, 2023, under existing terms and conditions. The unsecured, floating rate facility bears interest at LIBOR plus 140 basis points when drawn and 20 basis points on the undrawn amount, based on Goldcorp’s current bond ratings, and is intended to be used for liquidity and general corporate purposes. During the year ended December 31, 2018, the average interest rate paid by the Company on the loan was 3.6% (2017 – 3.0%).